Taxes - Reconciliation of Swedish Income Tax Rate with Effective Tax Rate (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Expected applicable tax rate	21.40%